Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 (this “Post-Effective Amendment”) to Huahui Education Group Limited’s Registration Statement on Form F-1 (File No. 333-235275) (the “Registration Statement”), as declared effective by the Securities and Exchange Commission (the “SEC”) on October 14, 2020 is being filed pursuant to the undertakings in Item 9.1(b) of the Registration Statement to update and supplement the information contained in the Registration Statement and the prospectus included therein.
Entity Registrant Name	HUAHUI EDUCATION GROUP LIMITED
Entity Central Index Key	0001680935
Entity Address, Address Line One	13th Floor, Building B1, Wisdom Plaza,
Entity Address, Address Line Two	Qiaoxiang Road, Nanshan District
Entity Address, Address Line Three	Shenzhen
Entity Address, City or Town	Guangdong Province
Entity Address, Postal Zip Code	518000
City Area Code	(86)
Local Phone Number	13728708818
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false